SEGMENT INFORMATION - Summary of Income or Loss (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of operating segments [line items]
Gross Sale		R$ 47,609,807		R$ 31,337,931		R$ 24,926,166
Net sales		39,737,368		25,865,001		20,437,835
Cost of sales		(30,753,137)		(19,864,248)		(14,999,823)
Gross profit		8,984,231		6,000,753		5,438,012
Selling expenses		(1,276,279)		(723,419)		(661,907)
General and administrative expenses		(1,976,331)		(1,572,357)		(1,589,819)
Other income (expenses), net		1,752,222		382,600		176,869
Interest in earnings of associates		468,743		130,225		28,801
Interest in earnings of joint venture		(92,179)		4,590,631		583,001
Finance results, net		(5,157,936)		(2,557,557)		(1,983,996)
Finance expense		(4,706,535)		(2,527,506)		(4,727,561)
Finance income		5,777,521		1,258,441		407,710
Foreign exchange, net		260,746		(1,099,536)		(3,258,656)
Derivatives		(6,489,668)		(188,956)		5,594,511
Income taxes		118,404		445,584		(502,667)
Profit (loss) for the year		2,820,875		6,696,460		1,488,294
Profit (loss) attributable to:
Owners of the Company		1,176,032		6,312,140		859,482
Non-controlling interests		1,644,843		384,320		628,812
Profit (loss) for the year		2,820,875		6,696,460		1,488,294
Other select data
Depreciation and amortization		3,014,480		2,504,384		2,340,854
EBITDA		10,874,887		11,312,817		6,315,811
Additions to PP&E, intangible and contract asset		4,531,374		4,774,839		4,034,688
Reconciliation of EBITDA
Profit (loss) for the year		2,820,875		6,696,460		1,488,294
Income taxes		(118,404)		(445,584)		502,667
Finance results, net		5,157,936		2,557,557		1,983,996
Depreciation and amortization		3,014,480		2,504,384		2,340,854
EBITDA		10,874,887		11,312,817		6,315,811
Brazil [member]
Disclosure of operating segments [line items]
Net sales		34,128,831		22,529,634		18,100,012
Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale		46,678,924	[1]	30,325,268	[2]	24,084,002	[3]
External market [member]
Disclosure of operating segments [line items]
Gross Sale		930,883	[1]	1,012,663	[2]	842,164	[3]
Logistics [member]
Disclosure of operating segments [line items]
Income taxes		(193,116)
Reconciliation of EBITDA
Income taxes		193,116
Operating segments [member] | Raízen
Disclosure of operating segments [line items]
Gross Sale		259,262,308		188,825,984		127,832,718
Net sales		244,293,722		175,047,270		118,049,722
Cost of sales		(233,658,136)		(163,367,574)		(110,800,498)
Gross profit		10,635,586		11,679,696		7,249,224
Selling expenses		(5,148,014)		(3,882,690)		(3,264,756)
General and administrative expenses		(2,425,318)		(1,788,180)		(1,263,733)
Other income (expenses), net		283,606		717,792		554,126
Interest in earnings of associates		(119,338)		(43,534)		(88,323)
Interest in earnings of joint venture						(87,567)
Finance results, net		(4,105,064)		(1,967,124)		(1,431,267)
Finance expense		(3,010,398)		(1,606,724)		(2,345,771)
Finance income		811,948		580,266		690,678
Foreign exchange, net		963,060		(1,076,722)		(3,821,462)
Derivatives		(2,869,674)		136,056		4,045,288
Income taxes		864,710		(1,350,252)		(537,004)
Profit (loss) for the year		(13,832)		3,365,708		1,130,700
Profit (loss) attributable to:
Owners of the Company		(66,054)		3,379,014		1,081,176
Non-controlling interests		52,222		(13,306)		49,524
Profit (loss) for the year		(13,832)		3,365,708		1,130,700
Other select data
Depreciation and amortization		9,297,498		6,393,642		5,059,239
EBITDA		12,524,020		13,076,726		8,158,210
Additions to PP&E, intangible and contract asset		9,339,898		5,282,100		3,159,415
Reconciliation of EBITDA
Profit (loss) for the year		(13,832)		3,365,708		1,130,700
Income taxes		(864,710)		1,350,252		537,004
Finance results, net		4,105,064		1,967,124		1,431,267
Depreciation and amortization		9,297,498		6,393,642		5,059,239
EBITDA		12,524,020		13,076,726		8,158,210
Operating segments [member] | Raízen | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale		197,402,638	[1]	182,035,680	[2]	117,788,563	[3]
Operating segments [member] | Raízen | External market [member]
Disclosure of operating segments [line items]
Gross Sale		61,859,670	[1]	6,790,304	[2]	10,044,155	[3]
Operating segments [member] | Gas and Power [member]
Disclosure of operating segments [line items]
Gross Sale		25,361,549		15,711,939		12,024,615
Net sales		20,133,787		12,330,209		9,093,170
Cost of sales		(16,561,153)		(9,755,425)		(6,932,288)
Gross profit		3,572,634		2,574,784		2,160,882
Selling expenses		(163,256)		(125,412)		(156,892)
General and administrative expenses		(781,730)		(502,048)		(376,615)
Other income (expenses), net		(91,905)		25,569		56,176
Interest in earnings of associates		147,878
Interest in earnings of joint venture
Finance results, net		(416,397)		(289,616)		(282,773)
Finance expense		(1,331,114)		(900,783)		(374,252)
Finance income		898,103		703,204		72,500
Foreign exchange, net		102,655		(60,953)		(150,227)
Derivatives		(86,041)		(31,084)		169,206
Income taxes		(329,185)		59,360		(460,312)
Profit (loss) for the year		1,938,039		1,742,637		940,466
Profit (loss) attributable to:
Owners of the Company		1,572,263		1,650,725		923,420
Non-controlling interests		365,776		91,912		17,046
Profit (loss) for the year		1,938,039		1,742,637		940,466
Other select data
Depreciation and amortization		776,248		559,994		500,714
EBITDA		3,459,869		2,532,887		2,184,265
Additions to PP&E, intangible and contract asset		1,659,202		1,269,886		1,006,881
Reconciliation of EBITDA
Profit (loss) for the year		1,938,039		1,742,637		940,466
Income taxes		329,185		(59,360)		460,312
Finance results, net		416,397		289,616		282,773
Depreciation and amortization		776,248		559,994		500,714
EBITDA		3,459,869		2,532,887		2,184,265
Operating segments [member] | Gas and Power [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale		25,361,549	[1]	15,711,939	[2]	12,024,615	[3]
Operating segments [member] | Gas and Power [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale			[1]
Operating segments [member] | Moove [member]
Disclosure of operating segments [line items]
Gross Sale		10,984,268		7,697,074		5,588,754
Net sales		8,980,077		6,112,457		4,415,575
Cost of sales		(6,990,171)		(4,808,643)		(3,380,304)
Gross profit		1,989,906		1,303,814		1,035,271
Selling expenses		(1,072,488)		(551,520)		(471,829)
General and administrative expenses		(347,591)		(269,810)		(229,672)
Other income (expenses), net		29,002		23,414		34,876
Interest in earnings of associates
Interest in earnings of joint venture
Finance results, net		(101,872)		(63,797)		(129,342)
Finance expense		(114,249)		(61,870)		(30,910)
Finance income		75,817		58,071		20,086
Foreign exchange, net		(15,394)		(66,118)		(161,636)
Derivatives		(48,046)		6,120		43,118
Income taxes		(10,062)		(147,138)		(87,941)
Profit (loss) for the year		486,895		294,963		151,363
Profit (loss) attributable to:
Owners of the Company		340,914		205,139		104,570
Non-controlling interests		145,981		89,824		46,793
Profit (loss) for the year		486,895		294,963		151,363
Other select data
Depreciation and amortization		251,886		96,852		108,687
EBITDA		850,715		602,750		477,333
Additions to PP&E, intangible and contract asset		109,263		42,536		29,658
Reconciliation of EBITDA
Profit (loss) for the year		486,895		294,963		151,363
Income taxes		10,062		147,138		87,941
Finance results, net		101,872		63,797		129,342
Depreciation and amortization		251,886		96,852		108,687
EBITDA		850,715		602,750		477,333
Operating segments [member] | Moove [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale		10,327,853	[1]	7,021,757	[2]	5,117,770	[3]
Operating segments [member] | Moove [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale		656,415	[1]	675,317	[2]	470,984	[3]
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Gross Sale		10,449,453		7,944,312		7,349,804
Net sales		9,841,508		7,439,632		6,966,159
Cost of sales		(6,695,147)		(5,352,040)		(4,721,507)
Gross profit		3,146,361		2,087,592		2,244,652
Selling expenses		(30,619)		(38,959)		(30,670)
General and administrative expenses		(468,574)		(472,739)		(411,336)
Other income (expenses), net		348,543		(69,017)		128,388
Interest in earnings of associates		40,462		12,857		13,087
Interest in earnings of joint venture
Finance results, net		(2,329,035)		(1,359,940)		(1,503,221)
Finance expense		(1,521,478)		(705,623)		(2,920,241)
Finance income		1,108,620		399,134		177,206
Foreign exchange, net		374,859		(489,952)		(1,577,342)
Derivatives		(2,291,036)		(563,499)		2,817,156
Income taxes		(193,116)		(4,053)		(169,990)
Profit (loss) for the year		514,022		155,741		270,910
Profit (loss) attributable to:
Owners of the Company		156,380		150,539		43,602
Non-controlling interests		357,642		5,202		227,308
Profit (loss) for the year		514,022		155,741		270,910
Other select data
Depreciation and amortization		1,966,945		1,830,683		1,715,527
EBITDA		5,003,118		3,350,417		3,659,648
Additions to PP&E, intangible and contract asset		2,717,745		3,453,407		2,979,213
Reconciliation of EBITDA
Profit (loss) for the year		514,022		155,741		270,910
Income taxes		193,116		4,053		169,990
Finance results, net		2,329,035		1,359,940		1,503,221
Depreciation and amortization		1,966,945		1,830,683		1,715,527
EBITDA		5,003,118		3,350,417		3,659,648
Operating segments [member] | Logistics [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale		10,174,985	[1]	7,606,966	[2]	6,978,624	[3]
Operating segments [member] | Logistics [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale		274,468	[1]	337,346	[2]	371,180	[3]
Operating segments [member] | Land [Member]
Disclosure of operating segments [line items]
Gross Sale		865,700
Net sales		834,616
Cost of sales		(560,274)
Gross profit		274,342
Selling expenses
General and administrative expenses		(45,535)
Other income (expenses), net		1,302,442
Interest in earnings of associates		20,799
Interest in earnings of joint venture
Finance results, net		4,106
Finance expense		(3,550)
Finance income		7,656
Foreign exchange, net
Derivatives
Income taxes		(74,915)
Profit (loss) for the year		1,481,239
Profit (loss) attributable to:
Owners of the Company		749,840
Non-controlling interests		731,399
Profit (loss) for the year		1,481,239
Other select data
Depreciation and amortization		238
EBITDA		1,552,286
Additions to PP&E, intangible and contract asset		19,212
Reconciliation of EBITDA
Profit (loss) for the year		1,481,239
Income taxes		74,915
Finance results, net		(4,106)
Depreciation and amortization		238
EBITDA		1,552,286
Operating segments [member] | Land [Member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	865,700
Operating segments [member] | Land [Member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]
Operating segments [member] | Other Investments [Member]
Disclosure of operating segments [line items]
Gross Sale		11,873
Net sales		10,416
Cost of sales		(9,428)
Gross profit		988
Selling expenses		(9,916)
General and administrative expenses		(68,404)
Other income (expenses), net		(3)
Interest in earnings of associates		(57)
Interest in earnings of joint venture
Finance results, net		3,851
Finance expense		7,698
Finance income		5,101
Foreign exchange, net		(8,948)
Derivatives
Income taxes		(68)
Profit (loss) for the year		(73,609)
Profit (loss) attributable to:
Owners of the Company		(64,306)
Non-controlling interests		(9,303)
Profit (loss) for the year		(73,609)
Other select data
Depreciation and amortization		5,159
EBITDA		(72,233)
Additions to PP&E, intangible and contract asset		23,481
Reconciliation of EBITDA
Profit (loss) for the year		(73,609)
Income taxes		68
Finance results, net		(3,851)
Depreciation and amortization		5,159
EBITDA		(72,233)
Operating segments [member] | Other Investments [Member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]	11,873
Operating segments [member] | Other Investments [Member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale	[1]
Operating segments [member] | Cosan Investiments
Disclosure of operating segments [line items]
Gross Sale				32,695
Net sales		834,616		31,502
Cost of sales
Gross profit				31,502
Selling expenses
General and administrative expenses				(6,499)
Other income (expenses), net				21,017
Interest in earnings of associates
Interest in earnings of joint venture
Finance results, net				3,199
Finance expense				(51)
Finance income				3,250
Foreign exchange, net
Derivatives
Income taxes				(4,215)
Profit (loss) for the year				45,004
Profit (loss) attributable to:
Owners of the Company				22,502
Non-controlling interests				22,502
Profit (loss) for the year				45,004
Other select data
Depreciation and amortization				39
EBITDA				46,059
Additions to PP&E, intangible and contract asset				278
Reconciliation of EBITDA
Profit (loss) for the year				45,004
Income taxes				4,215
Finance results, net				(3,199)
Depreciation and amortization				39
EBITDA				46,059
Operating segments [member] | Cosan Investiments | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale	[2]			32,695
Operating segments [member] | Cosan Investiments | External market [member]
Disclosure of operating segments [line items]
Gross Sale
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Gross Sale				9,002		880
Net sales				8,292		818
Cost of sales				(5,231)		(3,611)
Gross profit				3,061		(2,793)
Selling expenses				(7,528)		(2,516)
General and administrative expenses		(264,497)		(321,261)		(572,196)
Other income (expenses), net		164,143		381,617		(42,571)
Interest in earnings of associates		3,051,158		2,195,679		1,746,969
Interest in earnings of joint venture		(92,179)		4,590,631		583,001
Finance results, net		(2,318,589)		(847,403)		(68,660)
Finance expense		(1,743,842)		(859,179)		(1,402,158)
Finance income		3,682,224		94,782		137,918
Foreign exchange, net		(192,426)		(482,513)		(1,369,451)
Derivatives		(4,064,545)		399,507		2,565,031
Income taxes		725,750		541,630		215,576
Profit (loss) for the year		1,265,786		6,536,426		1,856,810
Profit (loss) attributable to:
Owners of the Company		1,212,438		6,361,546		1,519,145
Non-controlling interests		53,348		174,880		337,665
Profit (loss) for the year		1,265,786		6,536,426		1,856,810
Other select data
Depreciation and amortization		14,004		16,818		15,926
EBITDA		2,872,629		6,859,017		1,725,820
Additions to PP&E, intangible and contract asset		2,471		8,732		18,936
Reconciliation of EBITDA
Profit (loss) for the year		1,265,786		6,536,426		1,856,810
Income taxes		(725,750)		(541,630)		(215,576)
Finance results, net		2,318,589		847,403		68,660
Depreciation and amortization		14,004		16,818		15,926
EBITDA		2,872,629		6,859,017		1,725,820
Unallocated amounts [member] | Cosan Corporate [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale			[1]	9,002	[2]	880	[3]
Unallocated amounts [member] | Cosan Corporate [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale			[1]
Deconsolidation of joint venture [member]
Disclosure of operating segments [line items]
Gross Sale		(259,262,308)		(188,825,984)		(127,832,718)
Net sales		(244,293,722)		(175,047,270)		(118,049,722)
Cost of sales		233,658,136		163,367,574		110,800,498
Gross profit		(10,635,586)		(11,679,696)		(7,249,224)
Selling expenses		5,148,014		3,882,690		3,264,756
General and administrative expenses		2,425,318		1,788,180		1,263,733
Other income (expenses), net		(283,606)		(717,792)		(554,126)
Interest in earnings of associates		119,338		43,534		88,323
Interest in earnings of joint venture						87,567
Finance results, net		4,105,064		1,967,124		1,431,267
Finance expense		3,010,398		1,606,724		2,345,771
Finance income		(811,948)		(580,266)		(690,678)
Foreign exchange, net		(963,060)		1,076,722		3,821,462
Derivatives		2,869,674		(136,056)		(4,045,288)
Income taxes		(864,710)		1,350,252		537,004
Profit (loss) for the year		13,832		(3,365,708)		(1,130,700)
Profit (loss) attributable to:
Owners of the Company		66,054		(3,379,014)		(1,081,176)
Non-controlling interests		(52,222)		13,306		(49,524)
Profit (loss) for the year		13,832		(3,365,708)		(1,130,700)
Other select data
Depreciation and amortization		(9,297,498)		(6,393,642)		(5,059,239)
EBITDA		(12,524,020)		(13,076,726)		(8,158,210)
Additions to PP&E, intangible and contract asset		(9,339,898)		(5,282,100)		(3,159,415)
Reconciliation of EBITDA
Profit (loss) for the year		13,832		(3,365,708)		(1,130,700)
Income taxes		864,710		(1,350,252)		(537,004)
Finance results, net		(4,105,064)		(1,967,124)		(1,431,267)
Depreciation and amortization		(9,297,498)		(6,393,642)		(5,059,239)
EBITDA		(12,524,020)		(13,076,726)		(8,158,210)
Deconsolidation of joint venture [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale		(197,402,638)	[1]	(182,035,680)	[2]	(117,788,563)	[3]
Deconsolidation of joint venture [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale		(61,859,670)	[1]	(6,790,304)	[2]	(10,044,155)	[3]
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Gross Sale		(63,036)		(57,091)		(37,887)
Net sales		(63,036)		(57,091)		(37,887)
Cost of sales		63,036		57,091		37,887
Gross profit
Selling expenses
General and administrative expenses
Other income (expenses), net
Interest in earnings of associates		(2,791,497)		(2,078,311)		(1,731,255)
Interest in earnings of joint venture
Finance results, net
Finance expense
Finance income
Foreign exchange, net
Derivatives
Income taxes
Profit (loss) for the year		(2,791,497)		(2,078,311)		(1,731,255)
Profit (loss) attributable to:
Owners of the Company		(2,791,497)		(2,078,311)		(1,731,255)
Non-controlling interests
Profit (loss) for the year		(2,791,497)		(2,078,311)		(1,731,255)
Other select data
Depreciation and amortization				(2)
EBITDA		(2,791,497)		(2,078,313)		(1,731,255)
Additions to PP&E, intangible and contract asset
Reconciliation of EBITDA
Profit (loss) for the year		(2,791,497)		(2,078,311)		(1,731,255)
Income taxes
Finance results, net
Depreciation and amortization				(2)
EBITDA		(2,791,497)		(2,078,313)		(1,731,255)
Elimination of intersegment amounts [member] | Domestic market [member]
Disclosure of operating segments [line items]
Gross Sale		(63,036)	[1]	(57,091)	[2]	(37,887)	[3]
Elimination of intersegment amounts [member] | External market [member]
Disclosure of operating segments [line items]
Gross Sale			[1]		[3]
Elimination of intersegment amounts [member] | Raízen
Disclosure of operating segments [line items]
Net sales				R$ (4,607,102)	[4]

[1]	Domestic market: sales within each entity's country of residence; Foreign market: export sales.
[2]	Domestic markets: sales within the country where each entity is located; external markets: sales export.
[3]	Domestic markets: sales within the country where each entity is located; external markets: sales export.
[4]	On June 1, 2021, Raízen S.A. started to consolidate Raízen Energia and, with that, the balances between the entities started to be presented net.